INCOME TAX - Components of income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ 810,659	$ 421,211
Deferred	(456,612)	(75,979)
Deferred	(151,769)	(36,886)
Change in valuation allowance	(603,381)	(112,865)
Income tax provision	$ 810,659	$ 421,211